Shareholder Report, Holdings (Details)	Feb. 28, 2025
PGIM Jennison Value Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Value Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Jennison Value Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Value Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Value Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Value Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Value Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Value Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Value Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Value Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Value Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Value Fund - Class A | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Value Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Value Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Value Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Value Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Value Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Value Fund - Class A | Total Before Liabilities in Excess of Other Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Value Fund - Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Value Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Value Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Jennison Value Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Value Fund - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Value Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Value Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Value Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Value Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Value Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Value Fund - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Value Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Value Fund - Class C | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Value Fund - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Value Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Value Fund - Class C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Value Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class C | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Value Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Value Fund - Class C | Total Before Liabilities in Excess of Other Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Value Fund - Class C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Value Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Value Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Jennison Value Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Value Fund - Class R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Value Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Value Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Value Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Value Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Value Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Value Fund - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Value Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Value Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Value Fund - Class R | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Value Fund - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Value Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Value Fund - Class R | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Value Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class R | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Value Fund - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Value Fund - Class R | Total Before Liabilities in Excess of Other Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Value Fund - Class R | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Value Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Value Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Jennison Value Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Value Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Value Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Value Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Value Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Value Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Value Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Value Fund - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Value Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Value Fund - Class Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Value Fund - Class Z | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Value Fund - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Value Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Value Fund - Class Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Value Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class Z | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Value Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Value Fund - Class Z | Total Before Liabilities in Excess of Other Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Value Fund - Class Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Jennison Value Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Value Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM Jennison Value Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Value Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Value Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Value Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Value Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Value Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Value Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Value Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Value Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Value Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Value Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Value Fund - Class R6 | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Value Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Value Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Value Fund - Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Value Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Value Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Value Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Value Fund - Class R6 | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Value Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Value Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Value Fund - Class R6 | Total Before Liabilities in Excess of Other Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Jennison Value Fund - Class R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)